6. Premises and Equipment	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
6. Premises and Equipment

As of December 31, the components of premises and equipment (at cost), less accumulated depreciation, were as follows:

	2011	2010
Land	$6,175	$6,175
Buildings	30,505	30,398
Furniture and Equipment	24,261	23,597
	60,941	60,170
Less: accumulated depreciation	35,091	33,269
Total	$25,850	$26,901

The Corporation owns separate lots in Elburn, Aurora and Somonauk, Illinois that have been removed from the land balance and are shown on the Corporation’s balance sheet as land held-for-sale, at the lower of cost or market. The land in Elburn, approximately 2 acres, was purchased in 2003 in anticipation of the construction of a branch facility and has a cost basis of $740 at December 31, 2011, down from $820 at December 31, 2010, due to a write down of $80 in 2011. The land in Aurora, consisting of two lots remaining from the original purchase of 14 acres in 2004 which was used to construct a branch facility, has a cost basis of $1,344. The land in Somonauk, acquired in 2005 during the acquisition of FSB Bancorp, Inc., consists of approximately 2 acres with a cost basis of $80.

Depreciation expense charged to operating expense for 2011, 2010 and 2009 was $1,864, $2,075 and $2,170, respectively.